Derivative financial instruments (Tables)	12 Months Ended
Dec. 31, 2021
Derivative financial instruments
Notional amount of outstanding derivatives
Type of derivative Total notional amounts at December 31,
($ in millions) 2021 2020 2019
Foreign exchange contracts

11,276 12,610 15,015
Embedded foreign exchange derivatives

815 1,134 924
Cross-currency interest rate swaps 906 — —
Interest rate contracts

3,541 3,227 5,188
Total notional amounts at December 31,
Type of derivative Unit 2021 2020 2019
Copper swaps

metric tonnes 36,017 39,390 42,494
Silver swaps

ounces 2,842,533 1,966,677 2,508,770
Aluminum swaps

metric tonnes 7,125 8,112 8,388

Gain (loss) on fair value hedges
($ in millions) 2021 2020 2019
Gains (losses) recognized in Interest and other finance expense:
Interest rate contracts Designated as fair value hedges (55) 11 38
Hedged item 56 (11) (38)
Cross-currency Designated as fair value hedges (37) — —
interest rate swaps Hedged item 34 — —

Gain (loss) on derivatives not designated in hedge relationships
($ in millions) Gains (losses) recognized in income
Type of derivative not designated as a hedge Location 2021 2020 2019
Foreign exchange contracts

Total

revenues
3 94 (7)
Total

cost of sales
(53) — (64)
SG&A expenses
(1)
11 (11) 2
Non-order related research and

development (2) (2) 1
Interest and other finance
expense (173) 207 (122)
Embedded foreign exchange contracts

Total

revenues
(7) (34) 17
Total

cost of sales
(2) (1) (6)
Commodity contracts

Total

cost of sales
78 56 12
Other Interest and other finance
expense — 1 —
Total (145) 310 (167)
(1)

SG&A expenses

represent

“Selling,

general and

administrative

expenses”.

Fair value of derivatives
Derivative assets Derivative liabilities
Current in Non-current Current in
Non-current
“Other in “Other “Other in “Other
current non-current current non-current
December 31, 2021 ($ in millions) assets” assets” liabilities” liabilities”
Derivatives designated as hedging instruments:
Foreign exchange contracts

— — 3 5
Interest rate contracts

9 20 — —
Cross-currency interest rate swaps — — — 109
Cash-settled call options

29 — — —
Total 38 20 3 114
Derivatives not designated as hedging instruments:
Foreign exchange contracts

108 14 107 7
Commodity contracts

19 — 5 —
Interest rate contracts

1 — 2 —
Embedded foreign exchange derivatives

10 7 16 10
Total 138 21 130 17
Total fair value 176 41 133 131
Derivative assets Derivative liabilities
Current in
Non-current
Current in
Non-current
“Other in “Other “Other in “Other
current non-current current non-current
December 31, 2020 ($ in millions) assets” assets” liabilities” liabilities”
Derivatives designated as hedging instruments:
Foreign exchange contracts

— 1 2 4
Interest rate contracts

6 78 — —
Cash-settled call options

10 11 — —
Total 16 90 2 4
Derivatives not designated as hedging instruments:
Foreign exchange contracts

221 22 106 26
Commodity contracts

59 — 7 —
Interest rate contracts 2 — 2 —
Embedded foreign exchange derivatives

10 2 28 16
Total 292 24 143 42
Total fair value 308 114 145 46

Offsetting arrangements
December 31, 2021 ($ in millions)
Gross amount of Derivative liabilities Cash Non-cash
Type of agreement or

recognized eligible for set-off in collateral collateral Net asset similar arrangement assets case of default received received exposure
Derivatives 200 (104) — — 96
Total 200 (104) — — 96
December 31, 2021 ($ in millions)
Gross amount of Derivative liabilities Cash Non-cash
Type of agreement or

recognized eligible for set-off in collateral collateral Net liability similar arrangement liabilities case of default pledged pledged exposure
Derivatives 238 (104) — — 134
Total 238 (104) — — 134
December 31, 2020 ($ in millions)
Gross amount of Derivative liabilities Cash Non-cash
Type of agreement or

recognized eligible for set-off in

collateral
collateral Net asset
similar arrangement assets case of default received received exposure
Derivatives 410 (106) — — 304
Total 410 (106) — — 304
December 31, 2020 ($ in millions)
Gross amount of Derivative liabilities Cash Non-cash
Type of agreement or

recognized eligible for set-off in

collateral
collateral Net liability
similar arrangement liabilities case of default pledged pledged exposure
Derivatives 147 (106) — — 41
Total 147 (106) — — 41